Right-of-use asset	12 Months Ended
Jun. 30, 2022
Right of Use Asset [Abstract]
Right-of-use asset

14. Right-of-use asset

	Land – Farms	Buildings and improvements	Vehicles and Agricultural Machinery	Right-of-use Total

At June 30, 2021
Opening balance	99,363	292	1,438	101,093
New contracts	-	1,194	3,881	5,075
Lease modification	(3,745)	-	(455)	(4,200)
(-) Depreciation	(19,742)	(252)	(1,898)	(21,892)
Exchange rate variation	-	(9)	(35)	(44)
Ending balance, net	75,876	1,225	2,931	80,032
At June 30, 2021
Total cost	118,953	2,057	6,552	127,562
Cumulative depreciation	(43,077)	(832)	(3,621)	(47,530)
Ending balance, net	75,876	1,225	2,931	80,032
At June 30, 2022
Opening balance	75,876	1,225	2,931	80,032
New contracts	61,594	411	1,942	63,947
(-) Depreciation	(24,368)	(539)	(1,776)	(26,683
Exchange rate variation	641	3	14	658
Ending balance, net	113,743	1,100	3,111	117,954
At June 30, 2022
Total cost	181,188	2,471	8,508	192,167
Cumulative depreciation	(67,445)	(1,371)	(5,397)	(74,213)
Ending balance, net	113,743	1,100	3,111	117,954
Annual depreciation rates (weighted average) - %	10	3	7